Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Before Income Taxes
Income (loss) before income taxes for the years ended December 31, 2020, 2019 and 2018 consisted of:

(in thousands)	2020	2019	2018
Pretax (loss) income in The Netherlands	$(16,640)	$17,455	$(1,675)
Pretax income (loss) from foreign operations	456,112	(95,231)	227,412
	$439,472	$(77,776)	$225,737

Provision for Income Taxes
Income tax expense (benefit) for the years ended December 31, 2020, 2019 and 2018 are as follows:

(in thousands)	2020	2019	2018
Current—The Netherlands	$270	$5,670	$5,794
—Foreign	86,720	13,371	52,835
	86,990	19,041	58,629
Deferred—The Netherlands	(6,921)	4,177	2,551
—Foreign	215	(59,539)	(25,823)
	(6,706)	(55,362)	(23,272)
Total income tax expense (benefit)	$80,284	$(36,321)	$35,357

Difference Between Income Taxes Computed at Statutory Rate and Reported Income Taxes and Effective Tax Rate	The principal items comprising the differences between income taxes computed at The Netherlands statutory rate and our effective tax rate for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020	2019	2018
Income taxes at The Netherlands statutory rate	25.0%	25.0%	25.0%
Unrecognized tax benefits(1)	8.2	(14.1)	6.0
Valuation allowance(2)	(8.1)	(26.9)	1.5
Taxation of foreign operations, net(3)	(2.1)	33.1	(15.1)
Prior year taxes	(1.6)	(1.4)	0.2
Tax impact from intangible property transfer	(0.8)	27.2	—
Tax impact from (deductible) nondeductible items	(0.8)	(10.3)	1.3
Excess tax benefit related to share-based compensation	(0.6)	5.1	(2.1)
Government incentives and other deductions(4)	(0.6)	9.7	(1.2)
Changes in tax laws and rates	(0.3)	(0.4)	0.8
Other items, net	0.0	(0.3)	(0.7)
Effective tax rate	18.3%	46.7%	15.7%
  ____________________
(1) During 2020, we analyzed accruals for tax contingencies, primarily related to the potential nondeductibility of the $95.0 million expense reimbursement paid in connection with the unsuccessful acquisition attempt by Thermo Fisher and ongoing income tax audits.
(2) Due to increased taxable income and deferred tax liability position in 2020, we released a net $35.6 million valuation allowance primarily related to U.S. disallowed interest.
(3) Our effective tax rate reflects the benefit of our global operations where certain income or loss is taxed at rates higher or lower than The Netherlands’ statutory rate of 25% as well as the benefit of some income being partially exempt from income taxes due to various intercompany operating and financing activities. These foreign tax benefits are due to a combination of favorable tax laws, regulations and exemptions in these jurisdictions. Partial tax exemptions exist on foreign income primarily derived from operations in Germany, The Netherlands and Singapore. Further, we have intercompany financing arrangements in which the intercompany income is nontaxable or partially exempt or subject to lower statutory tax rates. During 2020, we had intercompany arrangements through Dubai, and in 2018 through mid-2019 had arrangements through Luxembourg and Ireland.
(4) Government incentives include favorable tax regulations in the U.S. relating to research and development expense and other government incentives.

Changes in Amounts of Unrecognized Tax Benefits
Changes in the amount of unrecognized tax benefits for the years ended December 31, 2020, 2019, and 2018 are as follows:

(in thousands)	2020	2019	2018
Balance at beginning of year	$58,002	$55,780	$44,033
Additions based on tax positions related to the current year	31,758	5,770	3,359
Additions for tax positions of prior years	3,560	14,532	11,984
Decrease for tax position of prior years	(57)	(9,073)	—
Decrease related to settlements	—	(7,605)	—
Decrease due to lapse of statute of limitations	(520)	(409)	(1,238)
Increase (decrease) from currency translation	7,349	(993)	(2,358)
Balance at end of year	$100,092	$58,002	$55,780

Components of Net Deferred Tax Assets and Liabilities	The components of the net deferred tax asset and liability at December 31, 2020 and 2019 are as follows:

	2020		2019
(in thousands)	Deferred Tax Asset	Deferred Tax Liability	Deferred Tax Asset	Deferred Tax Liability
Net operating loss and tax credit carryforward	$67,856	$—	$50,274	$—
Accrued and other liabilities	22,926	—	17,977	—
Inventories	3,872	(2,269)	4,726	(1,439)
Unrealized gain (loss) on investments	—	(25,779)	—	(4,973)
Property, plant and equipment	6,099	(23,376)	5,297	(20,332)
Intangible assets	2,817	(55,999)	1,078	(26,294)
Share-based compensation	18,377	—	13,787	—
Disallowed interest carryforwards	42,090	—	73,690	—
Convertible notes	6,512	(13,513)	7,104	—
Other	9,428	(6,046)	5,998	(6,174)
	179,977	(126,982)	179,931	(59,212)
Valuation allowance	(37,332)	—	(87,619)	—
	$142,645	$(126,982)	$92,312	$(59,212)
Net deferred tax assets		$15,663		$33,100